Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Translation reserve CNY (¥)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	Class A shares	Class B shares	CNY (¥)	USD ($)
Balance (in Dollars)			¥ 479,400		¥ (173,176)		¥ 446	¥ 306,670		¥ 37,950				¥ 344,620
Balance (in Shares) | shares	1,243,140
Balance at Dec. 31, 2023			479,400		(173,176)		446	306,670		37,950				344,620
Balance (in Shares) at Dec. 31, 2023 | shares	1,243,140
Consolidated net loss					(47,922)			(47,922)		(8,440)				(56,362)
Issuance of ordinary shares			49,276					49,276						49,276
Issuance of ordinary shares (in Shares) | shares	1,546,860	588,188
Investment Refund			(16,108)					(16,108)						(16,108)
Other comprehensive income							(446)	(446)						(446)
Balance at Dec. 31, 2024			512,568		(221,098)			291,470		29,510				320,980
Balance (in Shares) at Dec. 31, 2024 | shares	2,790,000	588,188										270,000	588,188
Balance (in Dollars)			512,568		(221,098)			291,470		29,510				320,980
Balance (in Shares) | shares	2,790,000	588,188										270,000	588,188
Consolidated net loss					(22,000)			(22,000)		(5,402)				(27,402)	$ (3,827)
Issuance of ordinary shares			33,395					33,395						33,395
Issuance of ordinary shares (in Shares) | shares	1,041,668
Other comprehensive income
Balance at Jun. 30, 2025			545,963	$ 76,213	(243,098)	$ (33,935)		302,865	$ 42,278	24,108	$ 3,365			326,973	45,643
Balance (in Shares) at Jun. 30, 2025 | shares	3,831,668	588,188										3,831,668	588,188
Balance (in Dollars)			¥ 545,963	$ 76,213	¥ (243,098)	$ (33,935)		¥ 302,865	$ 42,278	¥ 24,108	$ 3,365			¥ 326,973	$ 45,643
Balance (in Shares) | shares	3,831,668	588,188										3,831,668	588,188